Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	JPMorgan Trust I
Prospectus Date	rr_ProspectusDate	Nov. 01, 2012
A, C, Select Shares | JPMorgan U.S. Large Cap Core Plus Fund II
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	JPMorgan U.S. Large Cap Core Plus Fund II
Objective [Heading]	rr_ObjectiveHeading	What is the goal of the Fund?
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to provide a high total return from a portfolio of selected equity securities
Objective, Secondary [Text Block]	rr_ObjectiveSecondaryTextBlock	with a secondary focus on maximizing after-tax return.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on purchases of Class A Shares if you and your family invest, or agree to invest in the future, at least $50,000 in the J.P. Morgan Funds. More information about these and other discounts is available from your financial intermediary and in “How to Do Business with the Funds — SALES CHARGES” on page 25 of the prospectus and in “PURCHASES, REDEMPTIONS AND EXCHANGES” in Appendix A to Part II of the Statement of Additional Information.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (Fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	10/31/13
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses, or in the Example, affect the Fund’s performance. During the Fund’s most recent fiscal period (October 3, 2011 through June 30, 2012), the Fund’s portfolio turnover rate (including short sales) was 80% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	80.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts on purchases of Class A Shares if you and your family invest, or agree to invest in the future, at least $50,000 in the J.P. Morgan Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the total annual fund operating expenses after fee waivers and expense reimbursements shown in the fee table through 10/31/13 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	IF YOU SELL YOUR SHARES, YOUR COST WOULD BE:
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	IF YOU DO NOT SELL YOUR SHARES, YOUR COST WOULD BE:
Strategy [Heading]	rr_StrategyHeading	What are the Fund’s main investment strategies?
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	In seeking to meet its objectives, the Fund will 1) take long and short positions in equity securities of U.S. large-cap companies in an effort to increase the Fund’s return relative to the S&P 500 Index, the Fund’s benchmark, and to traditional large-cap strategies which do not have the ability to sell stock short, while keeping the Fund’s net exposure to the equity market at a level similar to a traditional “long-only” strategy, and 2) manage both its long and short positions in a manner that seeks to maximize after-tax return. In combining these approaches, the Fund not only endeavors to outperform traditional “long-only” strategies, but also “long-only” tax aware strategies.

Under normal circumstances, at least 80% of the value of the Fund’s Assets, which are expected to include both long and short positions, will consist of equity securities of large capitalization U.S. companies. Large capitalization companies are companies with market capitalizations of at least $4 billion at the time of purchase. “Assets” means net assets, plus the amount of borrowings for investment purposes. These equity securities will be selected from the universe of publicly traded securities with characteristics similar to those of large capitalization companies in the S&P 500 Index. In implementing its strategies, the Fund invests primarily in common stocks of U.S. companies, but may also invest up to 20% of its Assets in common stocks of foreign companies, including depositary receipts.

“Plus” in the Fund’s name refers to the additional return the Fund endeavors to add both relative to the S&P 500 Index, as well as relative to traditional strategies which do not have the ability to sell stock short. Selling stock short allows the Fund to more fully exploit insights in stocks that the Fund’s adviser expects to underperform, as well as enabling the Fund to establish additional long positions while keeping its net exposure to the market at a level similar to a traditional “long-only” strategy. Short sales involve the sale of a security which the Fund does not own in hopes of purchasing the same security at a later date at a lower price. To make delivery to the buyer, the Fund must borrow the security, and the Fund is obligated to return the security to the lender, which is accomplished by a later purchase of the security by the Fund.

The Fund intends to maintain an approximate net 100% long exposure to the equity market (long market value minus short market value). However, the long and short positions held by the Fund will vary in size as market opportunities change. The Fund’s long positions and their equivalents will range between 90% and 150% of the value of the Fund’s net assets. The Fund’s short positions will range between 0% and 50% of the value of the Fund’s net assets.

In implementing its secondary objective of maximizing after-tax return, the Fund employs a number of tax aware strategies and seeks to minimize shareholder’s tax liability in connection with the Fund’s distribution of realized capital gain by minimizing the net gain available for distribution. The Fund typically sells securities when the anticipated performance benefit justifies the resulting gain. This strategy often includes minimizing the sale of securities with large unrealized gains, holding securities long enough to avoid short-term capital gains, endeavoring to sell securities with a high cost basis first and offsetting capital gains realized in one security by selling another security at a capital loss. Because the Fund also has the ability to short securities, it can implement additional tax-aware strategies that have the potential to increase the after-tax benefits to shareholders. These include the ability to realize additional capital losses regardless of market conditions and to net dividend expenses associated with the Fund’s short positions against the Fund’s dividend income. If the Fund distributes net investment income, the Fund will seek to maximize its ability to distribute dividends designated as qualified dividend income (which is taxed at the lower long-term capital gains rate rather than at the higher tax rate for ordinary income (for non-corporate shareholders)). However, it is possible that a portion of the Fund’s distributions will be taxed as ordinary income.

Derivatives, which are instruments that have a value based on another instrument, exchange rate or index, may be used as substitutes for securities in which the Fund can invest. To the extent the Fund uses derivatives, the Fund will primarily use futures contracts to more effectively gain targeted equity exposure from its cash positions.

Investment Process: In managing the Fund, the adviser employs a three-step process that combines research, valuation and stock selection. The adviser takes an in-depth look at company prospects over a period as long as five years which is designed to provide insight into a company’s real growth potential. The research findings allow the adviser to rank the companies in each sector group according to their relative value.

On behalf of the Fund, the adviser buys and sells, as well as shorts and covers shorts in, equity securities according to its own policies, using the research and valuation rankings as a basis. In general, the adviser buys and covers shorts in equity securities that are identified as undervalued and considers selling or shorting them when they appear overvalued. Along with attractive valuation, the adviser often considers a number of other criteria such as:

  catalysts that could trigger a rise in a stock’s price
  high perceived potential reward compared to perceived potential risk possible temporary mispricings caused by apparent market overreactions

Risk [Heading]	rr_RiskHeading	The Fund’s Main Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	The Fund is subject to management risk and may not achieve its objective if the adviser’s expectations regarding particular securities or markets are not met.

An investment in this Fund or any other fund may not provide a complete investment program. The suitability of an investment in the Fund should be considered based on the investment objective, strategies and risks described in this Prospectus, considered in light of all of the other investments in your portfolio, as well as your risk tolerance, financial goals and time horizons. You may want to consult with a financial advisor to determine if this Fund is suitable for you.

Equity Market Risk. The price of equity securities may rise or fall because of changes in the broad market or changes in a company’s financial condition, sometimes rapidly or unpredictably. These price movements may result from factors affecting individual companies, sectors or industries selected for the Fund’s portfolio or the securities market as a whole, such as changes in economic or political conditions. When the value of the Fund’s securities goes down, your investment in the Fund decreases in value.

General Market Risk. Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions.

Short Selling Risk. The Fund will incur a loss as a result of a short sale if the price of the security sold short increases in value between the date of the short sale and the date on which the Fund purchases the security to replace the borrowed security. In addition, a lender may request, or market conditions may dictate, that securities sold short be returned to the lender on short notice, and the Fund may have to buy the securities sold short at an unfavorable price. If this occurs, any anticipated gain to the Fund may be reduced or eliminated or the short sale may result in a loss. The Fund’s losses are potentially unlimited in a short sale transaction. Short sales are speculative transactions and involve special risks, including greater reliance on the adviser’s ability to accurately anticipate the future value of a security. Furthermore, taking short positions in securities results in a form of leverage which may cause the Fund to be more volatile.

Tax Aware Investing Risk. The Fund’s tax aware strategies may reduce your taxable income, but will not eliminate it. These strategies may require trade-offs that reduce pretax income.

Managing the Fund to maximize after-tax returns may also potentially have a negative effect on the Fund’s performance. Because tax consequences are considered in managing the Fund, the Fund’s pre-tax performance may be lower than that of a similar fund that is not tax-managed.

Foreign Securities Risk. Investments in foreign issuers are subject to additional risks, including political and economic risks, greater volatility, civil conflicts and war, currency fluctuations, expropriation and nationalization risks, higher transaction costs, delayed settlement, possible foreign controls on investment and less stringent investor protection and disclosure standards of foreign markets.

Derivatives Risk. Derivatives, including futures, may be riskier than other types of investments and may increase the volatility of the Fund. Derivatives may be sensitive to changes in economic and market conditions and may create leverage, which could result in losses that significantly exceed the Fund’s original investment. Derivatives expose the Fund to counterparty risk, which is the risk that the derivative counterparty will not fulfill its contractual obligations (and includes credit risk associated with the counterparty). Certain derivatives are synthetic instruments that attempt to replicate the performance of certain reference assets. With regard to such derivatives, the Fund does not have a claim on the reference assets and is subject to enhanced counterparty risk. Derivatives may not perform as expected, so the Fund may not realize the intended benefits. When used for hedging, the change in value of a derivative may not correlate as expected with the security or other risk being hedged. In addition, given their complexity, derivatives expose the Fund to risks of mispricing or improper valuation.

Redemption Risk. The Fund could experience a loss when selling securities to meet redemption requests by shareholders. The risk of loss increases if the redemption requests are unusually large or frequent, occur in times of overall market turmoil or declining prices for the securities held long (or appreciating prices of securities held short), or when the securities the Fund wishes to or is required to sell are illiquid.

Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency.

You could lose money investing in the Fund.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	The Fund’s Past Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The Fund commenced operations on October 3, 2011 and, therefore, does not have a full calendar year of performance. Once the Fund has operated for at least one calendar year, a bar chart and performance table will be included in the prospectus to show the performance of the Fund. Although past performance of the Fund is no guarantee of how it will perform in the future, historical performance may give you some indication of the risks of investing in the Fund.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	The Fund commenced operations on October 3, 2011 and, therefore, does not have a full calendar year of performance. Once the Fund has operated for at least one calendar year, a bar chart and performance table will be included in the prospectus to show the performance of the Fund.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Although past performance of the Fund is no guarantee of how it will perform in the future, historical performance may give you some indication of the risks of investing in the Fund.
A, C, Select Shares | JPMorgan U.S. Large Cap Core Plus Fund II | CLASS A SHARES
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases as a % of the Offering Price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.25%
Maximum Deferred Sales Charge (Load) as a % of Original Cost of the Shares	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Shareholder Service Fees	rr_Component1OtherExpensesOverAssets	0.25%
Remainder of Other Expenses	rr_Component2OtherExpensesOverAssets	3.71%
Dividend Expenses on Short Sales	rr_Component3OtherExpensesOverAssets	0.45%
Other Expenses	rr_OtherExpensesOverAssets	4.41%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	5.66%
Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(3.96%)	[2]
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	rr_NetExpensesOverAssets	1.70%	[2]
1 Year	rr_ExpenseExampleYear01	689
3 Years	rr_ExpenseExampleYear03	1,789
5 years	rr_ExpenseExampleYear05	2,876
10 years	rr_ExpenseExampleYear10	5,529
1 Year	rr_ExpenseExampleNoRedemptionYear01	689
3 Years	rr_ExpenseExampleNoRedemptionYear03	1,789
5 years	rr_ExpenseExampleNoRedemptionYear05	2,876
10 years	rr_ExpenseExampleNoRedemptionYear10	5,529
A, C, Select Shares | JPMorgan U.S. Large Cap Core Plus Fund II | CLASS C SHARES
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases as a % of the Offering Price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) as a % of Original Cost of the Shares	rr_MaximumDeferredSalesChargeOverOther	1.00%
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.75%
Shareholder Service Fees	rr_Component1OtherExpensesOverAssets	0.25%
Remainder of Other Expenses	rr_Component2OtherExpensesOverAssets	3.69%
Dividend Expenses on Short Sales	rr_Component3OtherExpensesOverAssets	0.45%
Other Expenses	rr_OtherExpensesOverAssets	4.39%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	6.14%
Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(3.94%)	[2]
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	rr_NetExpensesOverAssets	2.20%	[2]
1 Year	rr_ExpenseExampleYear01	323
3 Years	rr_ExpenseExampleYear03	1,471
5 years	rr_ExpenseExampleYear05	2,691
10 years	rr_ExpenseExampleYear10	5,621
1 Year	rr_ExpenseExampleNoRedemptionYear01	223
3 Years	rr_ExpenseExampleNoRedemptionYear03	1,471
5 years	rr_ExpenseExampleNoRedemptionYear05	2,691
10 years	rr_ExpenseExampleNoRedemptionYear10	5,621
A, C, Select Shares | JPMorgan U.S. Large Cap Core Plus Fund II | SELECT CLASS SHARES
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases as a % of the Offering Price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) as a % of Original Cost of the Shares	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Shareholder Service Fees	rr_Component1OtherExpensesOverAssets	0.25%
Remainder of Other Expenses	rr_Component2OtherExpensesOverAssets	3.73%
Dividend Expenses on Short Sales	rr_Component3OtherExpensesOverAssets	0.45%
Other Expenses	rr_OtherExpensesOverAssets	4.43%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	5.43%
Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(3.98%)	[2]
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	rr_NetExpensesOverAssets	1.45%	[2]
1 Year	rr_ExpenseExampleYear01	148
3 Years	rr_ExpenseExampleYear03	1,267
5 years	rr_ExpenseExampleYear05	2,377
10 years	rr_ExpenseExampleYear10	5,111
1 Year	rr_ExpenseExampleNoRedemptionYear01	143
3 Years	rr_ExpenseExampleNoRedemptionYear03	1,267
5 years	rr_ExpenseExampleNoRedemptionYear05	2,377
10 years	rr_ExpenseExampleNoRedemptionYear10	5,111

[1]	(under $1 million)
[2]	The Fund's adviser administrator and distributor (the Service Providers) have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses of Class A, Class C and Select Class Shares (excluding acquired fund fees and expenses, dividend expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, extraordinary expenses and expenses related to the Board of Trustees' deferred compensation plan) exceeds 1.25%, 1.75% and 1.00%, respectively, of their average daily net assets. This contract cannot be terminated prior to 11/1/13 at which time the Service Providers will determine whether or not to renew or revise it.